Trading Assets (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Analysis of Carrying Value of Trading Securities
(a)	Trading securities
An analysis of the carrying value of trading securities is as follows:

As at October 31, 2023 ($ millions)	Remaining term to maturity
	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Trading securities:
Canadian federal government issued or guaranteed debt	$1,736	$3,236	$8,216	$2,308	$1,873	$–	$17,369
Canadian provincial and municipal debt	1,938	1,376	1,379	1,128	3,632	–	9,453
U.S. treasury and other U.S. agency debt	1,337	4,392	2,873	1,973	643	–	11,218
Other foreign government debt	3,437	3,908	2,593	549	158	–	10,645
Common shares	–	–	–	–	–	47,625	47,625
Other	274	919	6,697	2,527	762	123	11,302
Total	$8,722	$13,831	$21,758	$8,485	$7,068	$47,748	$107,612
Total by currency (in Canadian equivalent):
Canadian dollar	$3,784	$5,178	$11,924	$4,347	$6,021	$30,154	$61,408
U.S. dollar	1,709	4,568	6,766	3,404	890	12,001	29,338
Mexican peso	591	2,097	2,031	134	18	32	4,903
Other currencies	2,638	1,988	1,037	600	139	5,561	11,963
Total trading securities	$8,722	$13,831	$21,758	$8,485	$7,068	$47,748	$107,612

As at October 31, 2022 ($ millions)	Remaining term to maturity
	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Trading securities:
Canadian federal government issued or guaranteed debt	$1,072	$2,581	$7,089	$1,934	$2,057	$1	$14,734
Canadian provincial and municipal debt	1,906	1,839	948	1,256	4,328	–	10,277
U.S. treasury and other U.S. agency debt	1,216	5,224	3,277	2,000	240	–	11,957
Other foreign government debt	2,610	1,643	3,545	356	148	–	8,302
Common shares	–	–	–	–	–	46,753	46,753
Other	540	1,620	5,415	2,706	1,064	179	11,524
Total	$7,344	$12,907	$20,274	$8,252	$7,837	$46,933	$103,547
Total by currency (in Canadian equivalent):
Canadian dollar	$3,274	$5,206	$10,243	$4,336	$6,859	$27,961	$57,879
U.S. dollar	1,304	5,694	6,448	3,550	836	12,347	30,179
Mexican peso	411	1,094	2,891	77	64	120	4,657
Other currencies	2,355	913	692	289	78	6,505	10,832
Total trading securities	$7,344	$12,907	$20,274	$8,252	$7,837	$46,933	$103,547

Summary of Geographic Breakdown Trading Loans
(b)	Trading loans
The following table provides the geographic breakdown of trading loans:

As at October 31 ($ millions)	2023	2022
Trading loans (1)(2)
U.S. (3)	$5,844	$6,489
Europe (4)	601	708
Canada (4)	1,068	512
Other (4)	31	102
Total	$7,544	$7,811

(1)	Geographic segmentation of trading loans is based upon the location of the ultimate risk of the underlying asset.
(2)	Loans are primarily denominated in U.S. dollars.
(3)
Includes trading loans that serve as a hedge to loan-based credit total return swaps of $5,756 (2022 – $6,414), while the remaining relates to short-term precious metals trading and lending activities.

(4)	These loans are primarily related to short-term precious metals trading and lending activities.